Operating Segments (Details) - Schedule of revenues from major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Operating Segments (Details) - Schedule of revenues from major customers [Line Items]
Brokerage segment total	$ 452	$ 265